REVENUE FROM TIME CHARTERS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Schedule of future minimum revenues

2019 (for the remaining six months of the year)	$35,226
2020	40,951
2021	2,354
Total future committed revenue	$78,531